FAIR VALUE MEASUREMENT - Fair value adjustments for earn-out consideration measured using significant unobservable inputs (level 3) (Details) - Recurring - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of January 1, 2021	$ 597	$ 332	$ 332	$ 398
Change in the estimated fair value of earn-out consideration	165	208	265	(66)
Fair value as of September 30, 2021	$ 762	$ 540	$ 597	$ 332